UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2023

Date of reporting period:	October 1, 2022 – March 31, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam California Tax Exempt Income Fund

Semiannual report
3 | 31 | 23

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PCTEX

Putnam
California Tax Exempt
Income Fund

Semiannual report
3 | 31 | 23

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Financial statements	6

Message from the Trustees

May 11, 2023

Dear Fellow Shareholder:

Stocks and bonds have experienced shifting conditions since the start of the year. Inflation has gradually declined from the higher levels of 2022. Additionally, the U.S. Federal Reserve has reduced the size of its interest-rate increases. Markets have shown optimism that the Fed may soon end its rate-hiking cycle altogether. Still, the effects of high interest rates may weigh on economic growth and corporate profit margins in the months ahead.

The investment professionals at Putnam continue to actively research stock and bond markets for attractive opportunities while monitoring potential risks.

The following semiannual report provides an overview of your fund’s portfolio and expenses. For additional information, please visit putnam.com.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/23. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 California Tax Exempt Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 9/30/22*	0.80%	1.40%	1.55%	0.55%	0.55%
Annualized expense ratio for the six-month
period ended 3/31/23†‡	0.90%	1.50%	1.65%	0.65%	0.65%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/22 to 3/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.66	$7.75	$8.52	$3.36	$3.36
Ending value (after expenses)	$1,075.30	$1,072.10	$1,070.90	$1,076.40	$1,076.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (365).

California Tax Exempt Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/23, use the following calculation method. To find the value of your investment on 10/1/22, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.53	$7.54	$8.30	$3.28	$3.28
Ending value (after expenses)	$1,020.44	$1,017.45	$1,016.70	$1,021.69	$1,021.69

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (365).

4 California Tax Exempt Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of March 31, 2023, Putnam employees had approximately $463,000,000 and the Trustees had approximately $65,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

California Tax Exempt Income Fund 5

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

6 California Tax Exempt Income Fund

The fund’s portfolio 3/31/23 (Unaudited)

Key to holding’s abbreviations

ABAG Association Of Bay Area Governments
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
COP Certificates of Participation
FRB Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds General Obligation Bonds
NATL National Public Finance Guarantee Corporation
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.97% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.7%)*	Rating**	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,643,019
4.00%, 10/1/38	A+/F	4,270,000	4,270,816
4.00%, 10/1/36	A+/F	2,455,000	2,483,296
4.00%, 10/1/34	A+/F	2,110,000	2,165,251
			10,562,382
California (100.3%)
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA−	1,000,000	1,001,442
5.00%, 4/1/32	AA−	3,000,000	3,005,408
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	471,568
Ser. A, zero %, 10/1/49	A3	10,000,000	5,093,375
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/43	Aa2	2,000,000	2,117,709
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA−	1,400,000	1,446,061
Ser. C, 5.00%, 10/1/45	AA−	2,730,000	2,827,089
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	3,811,621
Bay Area Toll Auth. VRDN
Ser. A, 3.55%, 4/1/55	VMIG 1	2,500,000	2,500,000
(San Francisco Bay Area), Ser. C, 3.18%, 4/1/53	VMIG 1	3,610,000	3,610,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,576,175
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB−/P	4,500,000	4,207,535
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	899,094
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,161,677
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,740,474	4,762,486

California Tax Exempt Income Fund 7

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	$4,003,660	$3,815,403
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA−	6,530,000	6,841,335
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	308,051
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,518,155
(Channing House), Ser. B, 5.00%, 5/15/37	AA−	250,000	265,491
(Channing House), Ser. B, 5.00%, 5/15/32	AA−	150,000	161,028
CA Muni. Fin. Auth. Special Fin. Agcy. VII 144A Rev. Bonds, (Breakwater Apts. (The)), Ser. B, 4.00%, 8/1/47	BB−/P	1,980,000	1,537,664
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 3.45%, 8/1/52	VMIG 1	6,240,000	6,240,000
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB−	1,500,000	1,586,604
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,196,617
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,042,013
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,169,802
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,578,337
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB−	5,250,000	5,273,534
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB−	1,500,000	1,505,868
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,773,295
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB−	1,000,000	1,027,355
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,276,031
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,888,175
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,483,481
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	923,269
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	997,831
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	584,708
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	756,326
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	432,878
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,068,295
CA State G.O. Bonds
3.00%, 12/1/46	Aa2	1,750,000	1,458,926
3.00%, 12/1/43	Aa2	500,000	432,642
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	982,533
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	4,165,000	4,156,307

8 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	$2,350,000	$2,108,009
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB−	3,000,000	3,020,401
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	1,200,000	1,206,748
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	1,000,000	918,521
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,015,836
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB−	215,000	221,162
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,020,219
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	857,022
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,163,225
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	498,921
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	418,069
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB+	500,000	510,234
5.00%, 5/1/37	BB+	1,000,000	1,024,706
5.00%, 5/1/34	BB+	800,000	830,435
5.00%, 5/1/33	BB+	600,000	624,218
5.00%, 5/1/31	BB+	825,000	863,687
CA State Edl. Fac. Auth. Rev. Bonds
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	440,320
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	622,101
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	433,041
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	520,574
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	1,013,394
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	297,719
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	400,945
5.00%, 8/1/50	Baa3	500,000	504,851
5.00%, 8/1/40	Baa3	400,000	412,338
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	6,309,544
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,919,976
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	3,004,244
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	A1	1,000,000	1,016,125
(Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	11,000,000	8,542,925

California Tax Exempt Income Fund 9

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	$4,600,000	$4,310,573
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,140,779
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,413,006
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	630,434
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/34	A	445,000	505,310
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/33	A	820,000	937,254
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/32	A	780,000	896,877
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/31	A	745,000	858,346
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,156,494
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	6,761,606
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,331,541
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	512,295
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,705,849
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	526,078
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	881,145
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,338,178
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB/P	2,920,000	2,254,699
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	485,000	428,609
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (CA Science Ctr. Foundation), 4.00%, 5/1/55	A3	6,945,000	6,365,641
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A−	600,000	638,773
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A−	1,000,000	1,021,914
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A−	685,000	730,507
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,410,381
CA State Muni. Fin. Auth. Rev. Bonds
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/52	AA−	5,000,000	5,484,011
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA−	2,650,000	2,841,835
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	2,999,774

10 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Muni. Fin. Auth. Rev. Bonds
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A−/F	$5,000,000	$5,129,578
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	3,723,566
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,028,219
(Master’s U. (The)), 5.00%, 8/1/39	BBB−	3,390,000	3,462,354
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA−	1,995,000	2,192,358
(Master’s U. (The)), 5.00%, 8/1/34	BBB−	1,385,000	1,451,817
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB−/F	750,000	527,648
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB−/F	750,000	540,942
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,301,689
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,181,942
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A−/F	5,000,000	4,761,097
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB−/F	295,000	233,850
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,615,092
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	607,955
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,305,635
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	410,111
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A−/F	6,120,000	6,120,205
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	887,309
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,329,950
(United Airlines, Inc.), 4.00%, 7/15/29	BB−	5,000,000	4,856,271
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	7,217,530
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	726,000
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB−/P	1,500,000	1,303,607
Ser. B, 4.00%, 9/1/50	BB−/P	1,525,000	1,355,512
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB−/P	1,090,000	969,771
Ser. B, 4.00%, 9/1/43	BB−/P	1,070,000	990,740
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB−/P	660,000	614,877
Ser. B, 4.00%, 9/1/35	BB−/P	660,000	660,668
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,066,262
5.00%, 6/1/38	Ba1	1,680,000	1,595,908
5.00%, 6/1/28	Ba1	415,000	412,924
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A−	1,600,000	1,536,991
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	5,300,000	5,379,942
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	13,872,553

California Tax Exempt Income Fund 11

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A−	$2,500,000	$2,474,073
2.50%, 7/1/31	A−	1,125,000	1,113,333
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	4,428,898
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB−	2,000,000	2,044,548
5.00%, 1/1/43	BBB−	7,195,000	7,401,864
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB−/P	935,000	939,071
Ser. B-1, 5.00%, 6/1/49	BBB+	785,000	788,854
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB−	405,000	407,354
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,010,258
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A−	100,000	96,172
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A−	100,000	97,093
Ser. A, 4.00%, 6/1/40	A−	400,000	391,362
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A−	200,000	195,681
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A−	325,000	317,981
Ser. A, 4.00%, 6/1/39	A−	300,000	295,661
Ser. A, 4.00%, 6/1/38	A−	275,000	272,562
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A−	250,000	247,784
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A−	800,000	792,909
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A−	100,000	99,504
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A−	225,000	225,570
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A−	610,000	611,546
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A−	100,000	100,964
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A−	350,000	353,373
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A−	200,000	203,694
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,481,075
CA State U. Mandatory Put Bonds 1/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,344,543
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	463,253

12 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A−	$2,000,000	$2,043,764
(American Baptist Homes of the West), 5.00%, 10/1/45	A−/F	2,550,000	2,575,715
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A−	310,000	326,743
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA−	2,000,000	1,980,146
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A−	1,625,000	1,518,697
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,233,702
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA−	1,000,000	1,003,240
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA−	620,000	632,945
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A−	9,000,000	6,195,020
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,011,957
4.00%, 9/1/41	BB+/P	500,000	464,046
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,331,580
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,533,098
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	462,138
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	371,185
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	738,601
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	710,000	642,527
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	1,802,480
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,169,711
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	623,181
zero %, 8/1/39	AA	1,075,000	550,707
zero %, 8/1/38	AA	1,000,000	543,133
zero %, 8/1/36	AA	545,000	328,314
zero %, 8/1/34	AA	715,000	471,162
zero %, 8/1/33	AA	250,000	172,253
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,106,804
4.00%, 9/1/45	BB/P	500,000	450,076
3.00%, 9/1/25	BB/P	345,000	338,623
3.00%, 9/1/24	BB/P	335,000	330,825
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	BB+/P	2,000,000	2,083,416
5.375%, 9/1/47	BB+/P	1,615,000	1,693,769
5.25%, 9/1/42	BB+/P	1,585,000	1,666,685
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA−	740,000	749,270
5.50%, 9/1/29	AA−	2,165,000	2,192,801

California Tax Exempt Income Fund 13

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	$3,500,000	$2,644,701
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, (Sr. Lien), Ser. A, 5.00%, 9/1/28 (Prerefunded 9/1/23)	AA−	275,000	277,777
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	10,610,000	11,167,896
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB−/P	3,350,000	2,231,689
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,500,000	1,923,582
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	1,897,515
(City of Orange Portfolio), 3.00%, 3/1/57	BBB−/P	8,110,000	5,318,263
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB−/P	7,800,000	5,117,329
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,235,000	1,881,997
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB−/P	1,000,000	906,582
4.00%, 9/1/40	BB−/P	400,000	378,032
4.00%, 9/1/36	BB−/P	175,000	172,716
4.00%, 9/1/33	BB−/P	425,000	431,030
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	742,228
4.00%, 9/1/45	BB/P	850,000	755,420
East Bay Muni. Util. Dist. Waste Wtr. Syst. Rev. Bonds, (Green Bonds), Ser. A, 5.00%, 6/1/45	AAA	1,130,000	1,281,962
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	2,896,911
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	518,912
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,183,744
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	799,191
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa2	1,505,000	1,403,019
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB−/P	1,000,000	1,010,884
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	793,677
4.00%, 9/1/45	BB+/P	750,000	680,907
4.00%, 9/1/40	BB+/P	625,000	593,584
4.00%, 9/1/36	BB+/P	550,000	545,619
4.00%, 9/1/32	BB+/P	240,000	245,053
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,046,879
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A	8,000,000	8,219,127
Franklin-McKinley, School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	2,978,194

14 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	$5,000,000	$5,235,638
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,938,381
zero %, 8/1/36	Aa2	4,750,000	2,773,828
zero %, 8/1/35	Aa2	1,000,000	613,754
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB−/P	3,500,000	2,832,117
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,838,102	2,889,893
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,530,657
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM, 5.00%, 5/1/38	AA	250,000	267,882
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB−/P	1,000,000	1,013,033
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB−/P	2,500,000	2,364,910
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,009,013
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	190,000	193,858
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	995,000	1,015,202
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	395,000	405,672
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	995,000	1,021,882
BAM, 5.00%, 9/1/38	AA	2,500,000	2,599,244
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	616,272
5.00%, 9/1/32	A+	2,475,000	2,544,540
Kern, Cmnty. College Dist. G.O. Bonds, Ser. D, 5.25%, 8/1/39	Aa2	2,270,000	2,643,323
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,132,019
5.00%, 9/1/31	BB+/P	1,045,000	1,071,627
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,016,248
Long Beach, Arpt. Syst. Rev. Bonds
Ser. B, AGM, 5.00%, 6/1/40	AA	940,000	1,073,634
Ser. A, AGM, 5.00%, 6/1/39	AA	500,000	574,533
Ser. B, AGM, 5.00%, 6/1/39	AA	500,000	574,533
Ser. A, AGM, 5.00%, 6/1/38	AA	1,010,000	1,166,599
Ser. A, AGM, 5.00%, 6/1/37	AA	585,000	681,447
Ser. B, AGM, 5.00%, 6/1/37	AA	400,000	465,947
Ser. A, AGM, 5.00%, 6/1/36	AA	570,000	672,387
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	5,429,104
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,046,973
zero %, 8/1/33	Aa2	625,000	454,601
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA+	2,000,000	2,073,449
Ser. A, 5.00%, 5/15/40	AA+	5,000,000	5,209,566

California Tax Exempt Income Fund 15

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	$1,000,000	$547,479
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,020,335
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,112,602
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/44 T	Aa3	10,000,000	10,357,700
(Los Angeles Intl. Arpt.), Ser. G, 5.00%, 5/15/47 T	Aa2	9,000,000	9,538,110
4.00%, 5/15/35	Aa3	765,000	812,230
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. A, 5.00%, 7/1/51	Aa2	5,000,000	5,482,399
Ser. B, 5.00%, 7/1/51	Aa2	4,750,000	5,184,168
Ser. B, 5.00%, 7/1/48	Aa2	1,500,000	1,646,887
Ser. B, 5.00%, 7/1/40	Aa2	5,000,000	5,588,848
Ser. B, 5.00%, 7/1/40	Aa2	2,200,000	2,520,883
Ser. C, 5.00%, 7/1/40	Aa2	1,500,000	1,708,498
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/42	Aa2	8,150,000	9,266,801
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,136,778
Ser. A, 6.125%, 11/1/29	BBB+	925,000	1,011,524
Ser. B, 6.125%, 11/1/29	BBB+	2,325,000	2,542,610
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,587,487
4.00%, 9/1/36	BB+/P	500,000	493,982
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,629,806
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,232,652
5.00%, 8/1/44	AA	2,000,000	2,176,868
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,527,174
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	A−	1,360,000	1,371,441
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	13,021,259
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,026,624
4.00%, 9/1/42	BB+/P	600,000	558,522
4.00%, 9/1/36	BB+/P	500,000	497,550
Ontario, Intl. Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 5/15/41	AA	750,000	759,726
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch — No. 04-1), Ser. A
5.00%, 8/15/33	AA−	1,750,000	1,765,826
5.00%, 8/15/32	AA−	1,000,000	1,009,390
Pacifica, School Dist. G.O. Bonds, 4.00%, 8/1/50	Aa3	2,750,000	2,739,759

16 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	$2,500,000	$2,711,227
4.125%, 9/1/47	AA	1,250,000	1,258,580
4.00%, 9/1/42	AA	800,000	808,154
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB−/P	425,000	433,080
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds
Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,096,003
Ser. P, 5.00%, 5/15/40	Aa3	21,125,000	23,919,407
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
5.00%, 10/1/41	AA	1,990,000	2,099,885
5.00%, 10/1/37	AA	1,010,000	1,075,147
5.00%, 10/1/32	AA	290,000	312,934
5.00%, 10/1/29	AA	775,000	838,701
5.00%, 10/1/28	AA	235,000	255,028
5.00%, 10/1/26	AA	500,000	544,809
5.00%, 10/1/24	AA	445,000	460,870
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	494,042
5.00%, 9/1/39	BB+/P	485,000	495,722
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,536,230
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,243,529
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,087,781
4.00%, 9/1/45	BBB+/F	750,000	680,907
4.00%, 9/1/40	BB+/P	555,000	522,592
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,024,482
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,026,974
5.00%, 9/1/45	BB/P	400,000	412,651
5.00%, 9/1/39	BB/P	465,000	488,199
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,580,227
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB−/P	450,000	394,966
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB−/P	1,000,000	897,596
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	662,175
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB−/P	1,250,000	1,282,066
5.00%, 9/1/33	BBB−/P	1,000,000	1,036,476
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	650,000	544,422
4.00%, 9/1/41	BB/P	1,000,000	900,384

California Tax Exempt Income Fund 17

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM
4.00%, 8/1/49	AA	$3,000,000	$2,973,504
4.00%, 8/1/44	AA	1,000,000	1,003,808
4.00%, 8/1/37	AA	450,000	463,968
Salinas, Union High School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/45	Aa2	5,960,000	6,006,064
San Bernardino Cnty., FRB, Ser. C, 4.892%, 8/1/23	Aa1	2,500,000	2,497,728
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB−/P	2,500,000	2,554,192
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	970,000	975,135
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	6,645,000	7,445,097
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	780,221
4.00%, 9/1/45	BB/P	550,000	505,795
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	964,624
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,190,478
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA−	8,000,000	8,995,463
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	560,000	542,416
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	656,003
zero %, 7/1/33	Aa2	1,645,000	1,154,709
zero %, 7/1/32	Aa2	1,955,000	1,436,239
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB−/P	850,000	791,886
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	5,080,924
3.00%, 8/1/38	Aaa	4,280,000	3,964,475
(Green Bonds), Ser. C-1, 3.00%, 8/1/37	Aaa	3,250,000	3,064,779
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,530,894
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. B, 5.00%, 5/1/52	A1	5,285,000	5,777,223
Ser. 20B, 4.00%, 5/1/40	A1	500,000	509,357
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.50%, 5/1/58	VMIG 1	2,000,000	2,000,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,149,670
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A−	1,750,000	1,799,868

18 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BBB/P	$1,300,000	$1,272,917
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.25%, 6/1/46	AA+	1,250,000	1,390,873
5.00%, 6/1/40	AA+	600,000	667,503
San Joaquin, Regl. Rail Comm. COP
5.00%, 5/1/34	A2	550,000	639,735
4.00%, 5/1/40	A2	390,000	391,605
4.00%, 5/1/38	A2	460,000	466,407
4.00%, 5/1/37	A2	490,000	501,149
4.00%, 5/1/36	A2	350,000	360,536
4.00%, 5/1/35	A2	330,000	343,599
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,135,100
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	2,210,000	1,857,416
3.00%, 8/1/39	Aa2	1,385,000	1,230,723
3.00%, 8/1/37	Aa2	355,000	325,095
3.00%, 8/1/36	Aa2	250,000	233,258
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,513,903
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 8/15/30	AA	1,130,000	1,138,011
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,923,950
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A, 6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	763,162
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,083,024
5.00%, 2/1/35	A	2,410,000	2,625,449
5.00%, 2/1/31	A	1,325,000	1,473,791
Sweetwater, G.O. Bonds
(Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	7,113,827
(Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,449,922
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB−	12,495,000	12,706,407
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A−	2,100,000	2,179,343
U. of CA Regents Med. Ctr. Rev. Bonds Ser. L, 5.00%, 5/15/47 T	Aa3	10,000,000	10,373,800
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	9,844,852
Ser. S, 5.00%, 5/15/38 T	Aa3	10,650,000	12,432,810
U. of CA VRDN, Ser. AL-4, 3.40%, 5/15/48	VMIG 1	1,800,000	1,800,000

California Tax Exempt Income Fund 19

MUNICIPAL BONDS AND NOTES (102.7%)* cont.	Rating**	Principal amount	Value
California cont.
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	Baa1	$740,000	$790,749
5.00%, 8/1/39	Baa1	425,000	455,870
5.00%, 8/1/35	Baa1	1,440,000	1,564,409
5.00%, 8/1/34	Baa1	1,060,000	1,163,523
5.00%, 8/1/33	Baa1	960,000	1,056,921
5.00%, 8/1/32	Baa1	1,000,000	1,104,404
5.00%, 8/1/31	Baa1	770,000	851,241
Western Placer Waste Mgt. Auth. Rev. Bonds, (Material Recvy. Fac.), Ser. A
5.00%, 6/1/40	AA	1,200,000	1,388,134
5.00%, 6/1/39	AA	1,175,000	1,367,448
5.00%, 6/1/38	AA	1,125,000	1,316,092
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,360,749
			823,172,357
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	785,000	825,468
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,540,784
			2,366,252
Illinois (0.8%)
IL State G.O. Bonds
5.00%, 1/1/41	A3	1,770,000	1,810,798
5.00%, 11/1/38	A3	4,200,000	4,350,633
			6,161,431
Total municipal bonds and notes (cost $880,414,539)			$842,262,422

SHORT-TERM INVESTMENTS (1.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.88% L	Shares	7,855,309	$7,855,309
U.S. Treasury Bills 4.725%, 4/18/23 #		$400,000	399,241
U.S. Treasury Bills 4.240%, 5/18/23 #		200,000	198,830
Total short-term investments (cost $8,453,350)			$8,453,380

TOTAL INVESTMENTS
Total investments (cost $888,867,889)	$850,715,802

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $820,342,607.

20 California Tax Exempt Income Fund

**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $512,385 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.97%, 4.86% and 5.19%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.2%
	Health care	15.3
	Local debt	14.3
	Land	11.8

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	151	$18,292,234	$18,292,234	Jun-23	$(545,144)
Unrealized appreciation					—
Unrealized (depreciation)					(545,144)
Total					$(545,144)

California Tax Exempt Income Fund 21

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$842,262,422	$—
Short-term investments	—	8,453,380	—
Totals by level	$—	$850,715,802	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(545,144)	$—	$—
Totals by level	$(545,144)	$—	$—

The accompanying notes are an integral part of these financial statements.

22 California Tax Exempt Income Fund

Statement of assets and liabilities 3/31/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $881,012,580)	$842,860,493
Affiliated issuers (identified cost $7,855,309) (Note 5)	7,855,309
Interest and other receivables	9,904,714
Receivable for shares of the fund sold	508,118
Prepaid assets	65,612
Total assets	861,194,246

LIABILITIES
Payable for investments purchased	8,951,914
Payable for shares of the fund repurchased	2,103,983
Payable for compensation of Manager (Note 2)	299,101
Payable for custodian fees (Note 2)	9,911
Payable for investor servicing fees (Note 2)	73,114
Payable for Trustee compensation and expenses (Note 2)	311,772
Payable for administrative services (Note 2)	4,831
Payable for distribution fees (Note 2)	456,440
Payable for floating rate notes issued (Note 1)	28,249,624
Payable for variation margin on futures contracts (Note 1)	82,586
Distributions payable to shareholders	209,049
Other accrued expenses	99,314
Total liabilities	40,851,639

Net assets	$820,342,607

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$870,889,719
Total distributable earnings (Note 1)	(50,547,112)
Total — Representing net assets applicable to capital shares outstanding	$820,342,607

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($722,579,318 divided by 99,616,500 shares)	$7.25
Offering price per class A share (100/96.00 of $7.25)*	$7.55
Net asset value and offering price per class B share ($199,571 divided by 27,536 shares)**	$7.25
Net asset value and offering price per class C share ($10,310,938 divided by 1,411,770 shares)**	$7.30
Net asset value, offering price and redemption price per class R6 share
($2,608,167 divided by 358,217 shares)	$7.28
Net asset value, offering price and redemption price per class Y share
($84,644,613 divided by 11,632,169 shares)	$7.28

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

California Tax Exempt Income Fund 23

Statement of operations Six months ended 3/31/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $115,101 from investments in affiliated issuers) (Note 5)	$15,760,288
Total investment income	15,760,288

EXPENSES
Compensation of Manager (Note 2)	1,777,087
Investor servicing fees (Note 2)	223,351
Custodian fees (Note 2)	10,285
Trustee compensation and expenses (Note 2)	22,757
Distribution fees (Note 2)	957,443
Administrative services (Note 2)	18,257
Interest and fee expense (Note 2)	459,183
Other	169,698
Total expenses	3,638,061
Expense reduction (Note 2)	(5,868)
Net expenses	3,632,193

Net investment income	12,128,095

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(7,376,484)
Futures contracts (Note 1)	775,547
Swap contracts (Note 1)	76,500
Total net realized loss	(6,524,437)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	54,216,975
Futures contracts	(545,144)
Swap contracts	359,295
Total change in net unrealized appreciation	54,031,126

Net gain on investments	47,506,689

Net increase in net assets resulting from operations	$59,634,784

The accompanying notes are an integral part of these financial statements.

24 California Tax Exempt Income Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/23*	Year ended 9/30/22
Operations
Net investment income	$12,128,095	$23,422,975
Net realized loss on investments	(6,524,437)	(8,998,767)
Change in net unrealized appreciation (depreciation)
of investments	54,031,126	(156,862,027)
Net increase (decrease) in net assets resulting
from operations	59,634,784	(142,437,819)
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(80,627)	(122,570)
Class B	(23)	(48)
Class C	(1,181)	(2,201)
Class R6	(325)	(190)
Class Y	(10,390)	(23,664)
Net realized short-term gain on investments
Class A	—	(3,733,143)
Class B	—	(1,448)
Class C	—	(66,663)
Class R6	—	(5,793)
Class Y	—	(719,960)
From tax-exempt net investment income
Class A	(10,368,246)	(19,809,029)
Class B	(2,338)	(5,377)
Class C	(110,735)	(222,233)
Class R6	(41,864)	(39,436)
Class Y	(1,347,067)	(3,343,678)
From net realized long-term gain on investments
Class A	—	(13,323,465)
Class B	—	(5,168)
Class C	—	(237,941)
Class R6	—	(20,675)
Class Y	—	(2,569,565)
Decrease from capital share transactions (Note 4)	(42,343,691)	(153,180,842)
Total increase (decrease) in net assets	5,328,297	(339,870,908)

NET ASSETS
Beginning of period	815,014,310	1,154,885,218
End of period	$820,342,607	$815,014,310

*Unaudited.

The accompanying notes are an integral part of these financial statements.

California Tax Exempt Income Fund 25

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	net assets (%)[b]	net assets (%)	(%)
Class A
March 31, 2023**	$6.84	.11	.40	.51	(.10)	—	(.10)	$7.25	7.53*	$722,579	.45*[c]	1.46*	12*
September 30, 2022	8.29	.19	(1.31)	(1.12)	(.18)	(.15)	(.33)	6.84	(13.92)	722,335	.80[c]	2.33	27
September 30, 2021	8.28	.18	.12	.30	(.18)	(.11)	(.29)	8.29	3.63	956,034	.76[c]	2.11	29
September 30, 2020	8.33	.19	.09	.28	(.20)	(.13)	(.33)	8.28	3.45	980,931	.75[c]	2.39	41
September 30, 2019	7.95	.23	.46	.69	(.23)	(.08)	(.31)	8.33	8.85	1,016,247.72		2.78	41
September 30, 2018	8.14	.24	(.19)	.05	(.24)	—	(.24)	7.95	.66	1,023,401.73		2.95	40
Class B
March 31, 2023**	$6.84	.09	.40	.49	(.08)	—	(.08)	$7.25	7.21*	$200	.75*[c]	1.16*	12*
September 30, 2022	8.28	.14	(1.30)	(1.16)	(.13)	(.15)	(.28)	6.84	(14.35)	207	1.40[c]	1.72	27
September 30, 2021	8.27	.13	.12	.25	(.13)	(.11)	(.24)	8.28	3.01	426	1.36[c]	1.53	29
September 30, 2020	8.32	.14	.08	.22	(.14)	(.13)	(.27)	8.27	2.80	888	1.38[c]	1.78	41
September 30, 2019	7.94	.17	.47	.64	(.18)	(.08)	(.26)	8.32	8.17	1,888	1.36	2.15	41
September 30, 2018	8.13	.19	(.19)	—	(.19)	—	(.19)	7.94	.02	2,526	1.37	2.32	40
Class C
March 31, 2023**	$6.89	.08	.41	.49	(.08)	—	(.08)	$7.30	7.09*	$10,311	. 82*[c]	1.09*	12*
September 30, 2022	8.35	.13	(1.32)	(1.19)	(.12)	(.15)	(.27)	6.89	(14.58)	10,534	1.55[c]	1.57	27
September 30, 2021	8.33	.12	.13	.25	(.12)	(.11)	(.23)	8.35	2.97	17,822	1.51[c]	1.38	29
September 30, 2020	8.38	.13	.08	.21	(.13)	(.13)	(.26)	8.33	2.62	26,718	1.53[c]	1.62	41
September 30, 2019	8.00	.16	.47	.63	(.17)	(.08)	(.25)	8.38	7.95	30,969	1.51	1.99	41
September 30, 2018	8.19	.18	(.19)	(.01)	(.18)	—	(.18)	8.00	(.13)	35,019	1.52	2.17	40
Class R6
March 31, 2023**	$6.87	.12	.40	.52	(.11)	—	(.11)	$7.28	7.64*	$2,608	.32*[c]	1.59*	12*
September 30, 2022	8.32	.21	(1.31)	(1.10)	(.20)	(.15)	(.35)	6.87	(13.65)	2,364	.55[c]	2.62	27
September 30, 2021	8.31	.20	.12	.32	(.20)	(.11)	(.31)	8.32	3.89	1,484	.52[c]	2.34	29
September 30, 2020	8.36	.21	.08	.29	(.21)	(.13)	(.34)	8.31	3.68	661	.53[c]	2.63	41
September 30, 2019	7.97	.24	.48	.72	(.25)	(.08)	(.33)	8.36	9.15	2,142.51		2.99	41
September 30, 2018 †	8.01	.09	(.04)	.05	(.09)	—	(.09)	7.97	.61*	10	.19*	1.15*	40
Class Y
March 31, 2023**	$6.87	.12	.40	.52	(.11)	—	(.11)	$7.28	7.64*	$84,645	.32*[c]	1.59*	12*
September 30, 2022	8.32	.21	(1.31)	(1.10)	(.20)	(.15)	(.35)	6.87	(13.64)	79,574	.55[c]	2.53	27
September 30, 2021	8.30	.20	.13	.33	(.20)	(.11)	(.31)	8.32	4.01	179,118	.51[c]	2.37	29
September 30, 2020	8.35	.21	.08	.29	(.21)	(.13)	(.34)	8.30	3.67	168,885	.53[c]	2.60	41
September 30, 2019	7.97	.24	.47	.71	(.25)	(.08)	(.33)	8.35	9.06	109,280.51		2.98	41
September 30, 2018	8.16	.26	(.19)	.07	(.26)	—	(.26)	7.97	.87	90,267.52		3.16	40

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

26 California Tax Exempt Income Fund	California Tax Exempt Income Fund 27

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period May 22, 2018 (commencement of operations) to September 30, 2018.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

c Includes interest and fees expense associated with borrowings which amounted to the following:

Percentage of average net assets
March 31, 2023	0.06%
September 30, 2022	0.03
September 30, 2021	0.01
September 30, 2020	0.01

The accompanying notes are an integral part of these financial statements.

28 California Tax Exempt Income Fund

Notes to financial statements 3/31/23 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Additionally, references to “OTC”, if any, represent over-the-counter and references to “ESG”, if any, represent environmental, social and governance. Unless otherwise noted, the “reporting period” represents the period from October 1, 2022 through March 31, 2023.

Putnam California Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income, exempt from federal income tax and California personal income tax as Putnam Management believes to be consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal and/or California alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests so that at least 90% of the fund’s income distributions are exempt from federal income tax and California personal income tax, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and California personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

California Tax Exempt Income Fund 29

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the

30 California Tax Exempt Income Fund

Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to interest rate and term structure risk.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse

California Tax Exempt Income Fund 31

floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $42,702,420 were held by the TOB trust and served as collateral for $28,249,624 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $386,062 for these investments based on an average interest rate of 2.74%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan Chase Bank, N.A. ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain capital losses of $11,148,061 recognized during the period between November 1, 2021, and September 30, 2022 to its fiscal year ending September 30, 2023.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $888,741,834, resulting in gross unrealized appreciation and depreciation of $11,572,360 and $50,143,536, respectively, or net unrealized depreciation of $38,571,176.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

32 California Tax Exempt Income Fund

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,	0.390%	of the next $50 billion,
0.540%	of the next $5 billion,	0.370%	of the next $50 billion,
0.490%	of the next $10 billion,	0.360%	of the next $100 billion and
0.440%	of the next $10 billion,	0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.215% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$196,346	Class R6	672
Class B	56	Class Y	23,439
Class C	2,838	Total	$223,351

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,868 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $744, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

California Tax Exempt Income Fund 33

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$904,277
Class B	1.00%	0.85%	876
Class C	1.00%	1.00%	52,290
Total			$957,443

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,742 from the sale of class A shares and received $0 and $34 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$99,107,369	$122,200,370
U.S. government securities (Long-term)	—	—
Total	$99,107,369	$122,200,370

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

34 California Tax Exempt Income Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class A	Shares	Amount	Shares	Amount
Shares sold	3,768,533	$26,865,632	4,721,873	$35,368,652
Shares issued in connection with
reinvestment of distributions	1,223,869	8,716,187	3,965,736	31,045,883
	4,992,402	35,581,819	8,687,609	66,414,535
Shares repurchased	(10,910,187)	(77,434,861)	(18,469,147)	(140,963,662)
Net decrease	(5,917,785)	$(41,853,042)	(9,781,538)	$(74,549,127)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	332	2,360	1,529	12,041
	332	2,360	1,529	12,041
Shares repurchased	(3,006)	(21,405)	(22,813)	(175,343)
Net decrease	(2,674)	$(19,045)	(21,284)	$(163,302)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class C	Shares	Amount	Shares	Amount
Shares sold	102,937	$743,262	188,728	$1,473,551
Shares issued in connection with
reinvestment of distributions	14,707	105,453	62,931	500,119
	117,644	848,715	251,659	1,973,670
Shares repurchased	(234,410)	(1,674,645)	(858,420)	(6,616,199)
Net decrease	(116,766)	$(825,930)	(606,761)	$(4,642,529)

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	132,557	$926,319	287,968	$2,128,110
Shares issued in connection with
reinvestment of distributions	5,785	41,387	8,566	66,094
	138,342	967,706	296,534	2,194,204
Shares repurchased	(124,128)	(883,856)	(130,892)	(976,349)
Net increase	14,214	$83,850	165,642	$1,217,855

California Tax Exempt Income Fund 35

	SIX MONTHS ENDED 3/31/23		YEAR ENDED 9/30/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,517,088	$32,110,018	5,460,875	$42,089,584
Shares issued in connection with
reinvestment of distributions	162,274	1,160,750	475,621	3,726,796
	4,679,362	33,270,768	5,936,496	45,816,380
Shares repurchased	(4,636,913)	(33,000,292)	(15,884,094)	(120,860,119)
Net increase (decrease)	42,449	$270,476	(9,947,598)	$(75,043,739)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/22	cost	proceeds	income	of 3/31/23
Short-term investments
Putnam Short Term
Investment Fund*	$2,312,477	$101,905,131	$96,362,299	$115,101	$7,855,309
Total Short-term
investments	$2,312,477	$101,905,131	$96,362,299	$115,101	$7,855,309

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of California and may be affected by economic and political developments in that state.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

36 California Tax Exempt Income Fund

The Covid–19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid–19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid–19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid–19 pandemic and its effects cannot be determined with certainty.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	200
OTC total return swap contracts (notional)	$610,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Interest rate contracts	Receivables	$—	Payables	$545,144*
Total		$—		$545,144

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$775,547	$76,500	$852,047
Total	$775,547	$76,500	$852,047

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Futures	Swaps	Total
Interest rate contracts	$(545,144)	$359,295	$(185,849)
Total	$(545,144)	$359,295	$(185,849)

California Tax Exempt Income Fund 37

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	82,586	82,586
Total Liabilities	$82,586	$82,586
Total Financial and Derivative Net Assets	$(82,586)	$(82,586)
Total collateral received (pledged)†##	$—
Net amount	$(82,586)
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $512,385.

38 California Tax Exempt Income Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Core Equity Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Core Bond Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Health Care Fund	Mortgage Opportunities Fund
Global Technology Fund	Mortgage Securities Fund
Short Duration Bond Fund
Growth	Ultra Short Duration Income Fund
Large Cap Growth Fund
Small Cap Growth Fund	Tax-free Income
Sustainable Future Fund	Intermediate-Term Municipal Income Fund
Sustainable Leaders Fund	Short-Term Municipal Income Fund
Strategic Intermediate Municipal Fund
Value	Tax Exempt Income Fund
International Value Fund	Tax-Free High Yield Fund
Large Cap Value Fund
Small Cap Value Fund	State tax-free income funds:‡
California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania

California Tax Exempt Income Fund 39

Asset Allocation	Asset Allocation (cont.)
George Putnam Balanced Fund	Retirement Advantage Maturity Fund
Retirement Advantage 2065 Fund
Dynamic Asset Allocation Balanced Fund	Retirement Advantage 2060 Fund
Dynamic Asset Allocation Conservative Fund	Retirement Advantage 2055 Fund
Dynamic Asset Allocation Growth Fund	Retirement Advantage 2050 Fund
Retirement Advantage 2045 Fund
Multi-Asset Income Fund	Retirement Advantage 2040 Fund
Retirement Advantage 2035 Fund
Retirement Advantage 2030 Fund
Retirement Advantage 2025 Fund

Sustainable Retirement Maturity Fund
Sustainable Retirement 2065 Fund
Sustainable Retirement 2060 Fund
Sustainable Retirement 2055 Fund
Sustainable Retirement 2050 Fund
Sustainable Retirement 2045 Fund
Sustainable Retirement 2040 Fund
Sustainable Retirement 2035 Fund
Sustainable Retirement 2030 Fund
Sustainable Retirement 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

40 California Tax Exempt Income Fund

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President, Chief Compliance	Assistant Clerk, and
and Trust Company	Officer, and Chief Risk Officer	Assistant Treasurer

	Michael J. Higgins	Janet C. Smith
Legal Counsel	Vice President, Treasurer,	Vice President,
Ropes & Gray LLP	and Clerk	Principal Financial Officer,
Principal Accounting Officer,
	Jonathan S. Horwitz	and Assistant Treasurer
Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam California Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2023